Group entities	12 Months Ended
Dec. 31, 2022
Interests in Other Entities [Abstract]
Group entities	Group entities

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2022	December 31, 2021	December 31, 2020
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	NA	NA	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	NA	NA
TI Asia Ltd	Hong Kong	full	100.00%	NA	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	NA	NA	NA
TI Africa Ltd	Hong Kong	equity	NA	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	NA	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%

At December 31, 2022, the Group held 50% of the voting rights in TUKA but held 61% of the outstanding shares that participate in the result of the entity.

At December 31, 2022, the Group held 50% of the voting rights in TI LLC but held 59% of the outstanding shares that participate in the result of the entity.

Due to the merger with Gener8 Maritime Inc. on June 12, 2018, the Group acquired new subsidiaries. Those subsidiaries were used by Gener8 mostly as SPV to own individual vessels. All of the vessels have been transferred to Euronav NV in 2018. The Group liquidated a majority of those subsidiaries in 2019 and 2020.
In 2020 one joint venture, Kingswood Co. Ltd, was dissolved.

In 2020, Euronav NV, London (branch office), was established and incorporated in the third quarter of 2020.

On July 1, 2021, Euronav Shipping NV merged with Euronav Tankers NV which lead to the derecognition of Euronav Tankers NV as a subsidiary.

Euronav has acquired in 2022 the remaining 50% in TI Asia Ltd. and TI Africa Ltd. Euronav already had 50% in these 2 joint ventures which were then recorded as equity investees, and signed on June 7, 2022 a Share Sale and Purchase Agreement with the JV partner International Seaways, Inc. to take control over these 2 joint ventures by purchasing the remaining 50% of the shares. The 2 entities are fully consolidated as of June 7, 2022.

The Group holds 100% of the voting rights in all of its subsidiaries.